DISCONTINUED OPERATIONS (Narrative) (Details)	Jul. 28, 2016 USD ($) building	Apr. 25, 2016 USD ($)	Oct. 30, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jun. 11, 2015 USD ($) bed	May 15, 2015 USD ($)	Apr. 29, 2015 USD ($)	Nov. 20, 2015 USD ($)
Bentonville Purchaser | Bentonville
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business				$ 3,400,000
Gain on sale of business						$ 0.3
Discontinued Operations, Disposed of by Sale [Member] | Gracewood Manor, LLC | Tulsa Companion Care PSA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business			$ 400,000				$ 3,500,000
Gain on sale of business			0.1
Disposal group, consideration received			$ 3,500,000
Discontinued Operations, Held-for-sale or Disposed of by Sale | Omega | Riverchase Village ADK LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of units (beds) | bed					105
Gain on sale of business					$ 0.8
Aggregate purchase price								$ 6,900,000
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of assets held for sale | building	1
Roswell, Georgia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business	$ 200,000	$ 700,000
Gain (Loss) on Disposition of Property Plant Equipment		$ 200,000